FINANCIAL RISK MANAGEMENT (Accounting for Derivative Financial Instruments and Hedging Activities Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges | Effective Portion Of Designated Cash Flow Hedges
Disclosure of fair value measurement of assets [line items]
Reserve of cash flow hedges, net of tax	$ 15,900,000	$ 0